Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019		300,000,000
Stock issued during the year, shares		222,000
Stock issued during the year, amount	$ 222,020		$ 222,020
Stock to be issued	5,000,000			$ 5,000,000
Net loss for the period	(417,407)				$ (417,407)	$ 0
Balance, shares at Dec. 31, 2019		300,222,000
Balance, amount at Dec. 31, 2019	$ 4,804,613	$ 0	222,020	5,000,000	(417,407)
Stock issued during the year, shares		5,229,498
Stock issued during the year, amount	$ 835,500		(5,835,500)	(5,000,000)	0	0
Foreign currency translation adjustment	578,735	$ 0	0			578,735
Net income for the year	2,675,037		0	0	2,675,037	0
Balance, shares at Dec. 31, 2020		305,451,498
Balance, amount at Dec. 31, 2020	$ 8,893,885		$ 6,057,520	$ 0	$ 2,257,630	$ 578,735